Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Contract obligations
Maturity Of Long-term Debt
Maturity of long-term debt:
2022	104,167
2023	146,481
2024	142,037
2025	137,593
2026	133,148
2027 to 2031	534,907
Total principal and interest payments	1,198,333
Less interest	(198,333)
Total principal remaining	1,000,000
Current portion of long-term debt	64,815
Non-current portion of long-term debt	935,185